SEGMENT REPORTING	12 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 15 — SEGMENT REPORTING

An operating segment is a component of the Company that engages in business activities from which it may earn revenue and incur expenses and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker (the “CODM”) in order to allocate resources and assess the performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the CODM, reviews operating results by the revenue of different services. Based on management’s assessment, the Company has determined that it has following operating segments as defined by ASC 280, including advertising services, cash rebate, and payment solution and media booking services, software licensing income from software development services, advertisement production income, and promotional campaign services.

Revenue by service categories

The following tables present summary information by segment for the fiscal years ended September 30, 2024, 2023, and 2022, respectively:

	For the fiscal year ended September 30, 2024
	Cash rebate and payment solution services and media booking	Advertising Services	Revenue from software licensing	Production income	Marketing and promotional campaign service	Total

Revenue	$245,684	$1,941,508	$2,435,151	$854,328	$697,565	$6,174,236
Operating expenses	602,435	3,531,702	90,205,163	1,399,577	1,145,569	96,884,446
Loss from operations	(356,751)	(1,590,194)	(87,770,012)	(545,249)	(448,004)	(90,710,210)
Income tax expense (benefit)	74,017	(176,999)	(368,165)	(40,648)	(33,024)	(544,818)
Net loss	$(754,830)	$(4,583,024)	$(92,522,330)	$(1,896,994)	$(1,549,782)	$(101,306,959)
Capital expenditure	$12,333	$8,182	$8,185	$3,545	$3,206	$35,451
Total assets	$4,743,109	$23,002,380	$85,717,675	$4,069,187	$3,411,698	$120,944,049

	For the fiscal year ended September 30, 2023
	Cash rebate, payment solution, and media booking	Advertising services	Software licensing	Production services	Marketing and Promotional campaign services	Total
Revenue	$84,592	$5,307,280	$5,715,333	$362,040	$271,607	$11,740,852
Operating expenses	1,096,459	3,053,173	2,561,863	236,951	194,417	7,142,863
Income (loss) from operations	(1,011,867)	2,254,107	3,153,470	125,089	77,190	4,597,989
Income tax expenses	1,297,288	746,858	1,622	50,449	37,865	2,134,082
Net income (loss)	(2,322,180)	1,165,844	3,312,991	3,657	(12,076)	2,148,236
Capital expenditure	$12,545	$2,319	$17,679,247	$-	$-	$17,694,111
Total assets	$25,779,956	$35,073,400	$86,445,769	$2,860,610	$2,866,850	$153,026,585

	For the fiscal year ended September 30, 2022
	Cash rebate and payment solution	Advertising services	Total
Revenue	$20,137	$7,174,050	$7,194,187
Operating expenses	811,832	1,431,918	2,243,750
Income (loss) from operations	(791,695)	5,742,132	4,950,437
Income tax expenses	609,987	797,462	1,407,449
Net income	(1,401,319)	5,003,684	3,602,365
Capital expenditure	$737,508	$398,421	$1,135,929
Total assets	$12,168,625	$12,873,793	$25,042,418